BALANCE SHEET	Dec. 31, 2020 USD ($)
Assets
Total assets	$ 72,984,000
Current liabilities
Total current liabilities	1,537,000
Commitments
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	1,000
Additional paid-in capital	129,449,000
Accumulated deficit	(58,690,000)
Total stockholder's Equity	70,805,000
Total liabilities and stockholder's Equity	72,984,000
Northern Genesis Acquisition Corp II [Member]
Assets
Deferred offering costs	249,917
Total assets	249,917
Current liabilities
Accrued expenses	1,450
Accrued offering costs	107,000
Promissory note - related party	117,917
Total current liabilities	226,367
Commitments
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 10,350,000 at September 30, 2021 and December 31, 2020	1,035
Additional paid-in capital	23,965
Accumulated deficit	(1,450)
Total stockholder's Equity	23,550
Total liabilities and stockholder's Equity	$ 249,917